Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
eCapex	€ 7,371	€ 7,660	€ 7,132
Elimination of proceeds from sales of property, plant and equipment and intangible assets	347	163	444
Telecommunications licenses	2,678	2,842	2,935
Financed assets	6,329	5,947	5,848
Total investments	9,007	8,789	8,787
Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	229
Finance leases [member]
Disclosure of operating segments [line items]
Financed assets	229	40	241
Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	1,060	926	969
Operating segments [member]
Disclosure of operating segments [line items]
Telecommunications licenses	2,678	2,842	2,940
Financed assets	6,329	5,947	5,848
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	7,335	7,636	7,102
Elimination of proceeds from sales of property, plant and equipment and intangible assets	347	163	444
Total investments	8,971	8,766	8,757
Telecom activities, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	229
Telecom activities, operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		40	241
Telecom activities, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	1,060	926	969
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	3,429	4,117	3,748
Elimination of proceeds from sales of property, plant and equipment and intangible assets	126	49		€ 136
Total investments	3,793	4,471	5,001
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	229
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Finance leases [member]
Disclosure of operating segments [line items]
Financed assets		40	241
France (excluding Enterprise), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	9	264	876
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,883	1,893	1,847
Elimination of proceeds from sales of property, plant and equipment and intangible assets	56	66	97
Total investments	2,612	2,609	2,017
Europe (excluding France), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	674	650	73
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	863	980	969
Elimination of proceeds from sales of property, plant and equipment and intangible assets		1		75
Total investments	873	1,598	1,050
Spain, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	10	618	6
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,020	913	878
Elimination of proceeds from sales of property, plant and equipment and intangible assets	56	65		€ 22
Total investments	1,739	1,010	967
Other European countries, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	664	32	67
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,271	1,064	1,036
Elimination of proceeds from sales of property, plant and equipment and intangible assets	99	5	9
Total investments	1,747	1,082	1,065
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	377	12	20
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	332	318	339
Elimination of proceeds from sales of property, plant and equipment and intangible assets	11	7	23
Total investments	344	325	362
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	209	206	218
Totem | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	142
Total investments	142
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	278	243	133
Elimination of proceeds from sales of property, plant and equipment and intangible assets	55	36	180
Total investments	333	279	313
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	325	271	303
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	35	24	30
Total investments	€ 35	€ 24	€ 30